Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS FUNDAMENTAL ETF TRUST
Entity Central Index Key	0001670310
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000174138 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select U.S. Equity ETF
Trading Symbol	DUSA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Select U.S. Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select U.S. Equity ETF	$30	0.59%*
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 1.85%, versus a -1.74% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Staples (+6%), Financials (+6%), and Communication Services (+1%)
    Weakest performing sectors - Materials (-9%), Energy (-8%), and Information Technology (-6%)
Contributors to Performance
  Financials - outperformed the Index sector (+9% vs +6%) and significantly overweight (average weighting 35% vs 14%)
    Berkshire Hathaway (+18%) and Capital One Financial (+11%) - two largest individual contributors
    Markel Group (+18%), Wells Fargo (+11%), Bank of New York Mellon (+8%), and JPMorgan Chase (+12%)
  Health Care - outperformed the Index sector (+5% vs -4%)
    CVS Health (+21%), Quest Diagnostics (+16%), and Cigna Group (+9%)
  Significantly underweight in weaker performing Information Technology sector - (average weighting 5% vs 31%)
  Repurchase agreement position (cash) in a down-market environment (6% average position)
  New Fund holding - Restaurant Brands (+7%)
Detractors from Performance
  Information Technology - underperformed the Index sector (-16% vs -6%)
    Applied Materials (-17%) and Texas Instruments (-20%)
  Communication Services - underperformed the Index sector (-4% vs +1%)
    Alphabet (-7%)
  Industrials - underperformed the Index sector (-16% vs -1%)
    Owens Corning (-17%)
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  Individual holdings
    Viatris (-26%) and U.S. Bancorp (-15%) - two largest individual detractors
    MGM Resorts (-15%), Teck Resources (-27%), ConocoPhillips (-17%), and Solventum (-9%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested at NAV , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select U.S. Equity ETF — Net Asset Value (NAV)	10.14%	15.06%	10.78%
S&P 500 Index	12.10%	15.60%	13.30%
Russell 1000 Value Index	8.55%	12.99%	8.45%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 657,600,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$657.6
Total number of portfolio holdings as of 04/30/25	30
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$1.7

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Financials	36.48%
Health Care	19.00%
Consumer Discretionary	13.57%
Communication Services	11.31%
Energy	5.90%

C000174139 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select Financial ETF
Trading Symbol	DFNL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Select Financial ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Financial ETF	$32	0.62%*
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 4.95%, versus a 5.72% return for the Index. The Fund outperformed the -1.74% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Financial Services (+12%) and Insurance (+5%)
    Weakest performing industries - Capital Markets (less than 1%) and Banks (+3%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+7% vs +12%) and significantly underweight (average weighting 10% vs 32%)
    Rocket Companies (-15%)
    Exor (-3%) - new purchase during the period
  Banks - underperformed the Index industry (+2% vs +3%) and overweight (average weighting 44% vs 25%)
    Fifth Third Bancorp (-16%), U.S. Bancorp (-15%), and PNC Financial Services (-13%) - three largest individual detractors
    Truist Financial (-9%), M&T Bank (-12%), and Bank of America (-4%)
  Individual holdings
    RenaissanceRe Holdings (-8%) and State Street (-4%)
Contributors to Performance
  Capital Markets - outperformed the Index industry (+9% vs less than 1%) and underweight (average weighting 12% vs 23%)
    Julius Baer Group (+12%) and Bank of New York Mellon (+8%)
  Consumer Finance - outperformed the Index industry (+8% vs +5%)
    Capital One Financial (+11%)
  Insurance - outperformed the Index industry (+7% vs +5%)
    Markel Group (+18%)
  Individual holdings
    Berkshire Hathaway (+18%) and Danske Bank (+30%) - two largest individual contributors
    JPMorgan Chase (+12%), DBS Group Holdings (+14%), Wells Fargo (+11%), and DNB Bank (+29%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested at NAV , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Financial ETF — Net Asset Value (NAV)	22.04%	18.92%	10.58%
S&P 500 Index	12.10%	15.60%	13.30%
S&P 500 Financials Index	22.82%	18.76%	11.35%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 252,100,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 676,100
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$252.1
Total number of portfolio holdings as of 04/30/25	31
Portfolio turnover rate for the period	1%
Total advisory fees paid for the period (in thousands)	$676.1

Holdings [Text Block]	Top Industries as of 04/30/25 Net Assets
Banks	43.32%
Insurance	17.19%
Consumer Finance	12.96%
Financial Services	12.08%
Capital Markets	11.95%

C000174140 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select Worldwide ETF
Trading Symbol	DWLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Select Worldwide ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Worldwide ETF	$31	0.62%*
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund delivered a total return of -0.44%, versus a 0.88% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Financials (+10%), Consumer Staples (+8%), and Utilities (+5%)
    Weakest performing sectors - Information Technology (-5%), Energy (-4%), and Materials (-4%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +2%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), MGM Resorts (-15%), and Trip.com Group (-8%)
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  Industrials - underperformed the Index sector (-2% vs +3%) and underweight (average weighting 3% vs 10%)
  China holdings - underperformed the Index China exposure (-11% vs +8%)
  Individual holdings
    Teck Resources (-27%), Viatris (-26%), Solventum (-9%), Samsung Electronics (-8%), and Ping An Insurance (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+12% vs +10%) and overweight (average weighting 30% vs 17%)
    Danske Bank (+30%) - largest individual contributor
    Markel Group (+18%), Berkshire Hathaway (+18%), Capital One Financial (+11%), and Julius Baer Group (+12%)
    Wells Fargo (+14%) - no longer a Fund holding
  Significantly underweight in weaker performing Information Technology sector - (average weighting 6% vs 25%)
  Health Care - outperformed the Index sector (+1% vs -4%)
    CVS Health (+21%)
  Overweight in Consumer Discretionary (average weighting 29% vs 11%) and Communications Services (average weighting 13% vs 8%)
    Sea (+43%) and Prosus (+11%)
    NetEase (+21%) - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested at NAV , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Worldwide ETF — Net Asset Value (NAV)	16.59%	12.18%	9.09%
MSCI ACWI	11.84%	13.06%	10.25%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 380,300,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 958,600
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$380.3
Total number of portfolio holdings as of 04/30/25	44
Portfolio turnover rate for the period	13%
Total advisory fees paid for the period (in thousands)	$958.6

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Financials	29.70%
Consumer Discretionary	27.36%
Communication Services	11.25%
Health Care	9.49%
Information Technology	6.87%

C000198594 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select International ETF
Trading Symbol	DINT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Select International ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select International ETF	$33	0.67%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund delivered a total return of -1.37%, versus a 5.95% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+16%), Financials (+15%), and Utilities (+11%)
    Weakest performing sectors - Health Care (-3%), Information Technology (-3%), and Energy (-2%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +4%) and overweight (average weighting 38% vs 11%)
    Meituan (-28%) and Delivery Hero (-33%) - two largest individual detractors
    Coupang (-9%), Trip.com Group (-8%), and JD.com (-17%)
    Misto Holdings (-8%) - formerly FILA Holdings
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Financials - underperformed the Index sector (+10% vs +15%)
    Noah Holdings (-25%)
  China holdings - significantly underperformed the Index China exposure (-13% vs +8%)
  Individual holdings
    Teck Resources (-27%) and KE Holdings (-6%)
Contributors to Performance
  No exposure to Health Care and underweight in Information Technology (average weighting 7% vs 13%), the two weakest performing sectors of the Index, respectively
  Communication Services - outperformed the Index sector (+45% vs +16%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Overweight in Financials - (average weighting 31% vs 24%)
    Danske Bank (+30%) - largest individual contributor
    DBS Group Holdings (+14%), Julius Baer Group (+12%), DNB Bank (+29%), Bank of N.T Butterfield (+12%), and Metro Bank Holdings (+35%)
  Individual holdings
    Naspers (+12%) and Prosus (+11%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested at NAV , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	Since Inception (03/01/18)
Davis Select International ETF — Net Asset Value (NAV)	18.62%	8.59%	3.55%
MSCI ACWI ex USA	11.93%	10.08%	4.77%

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 216,100,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 539,100
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$216.1
Total number of portfolio holdings as of 04/30/25	31
Portfolio turnover rate for the period	15%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$539.1

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Consumer Discretionary	34.20%
Financials	29.49%
Industrials	8.59%
Information Technology	6.85%
Communication Services	6.27%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.